American Century Mutual Funds, Inc.

Statement of Additional Information Supplement

Balanced Fund ¡ Capital Growth Fund ¡ Capital Value Fund
Focused Growth Fund ¡ Fundamental Equity Fund
Giftrust® Fund ¡ Growth Fund ¡ Heritage Fund
New Opportunities Fund ¡ NT Growth Fund ¡ NT VistaSM Fund
Select Fund ¡ Small Cap Growth Fund ¡ Ultra® Fund
Veedot® Fund ¡ VistaSM Fund

Supplement dated August 1, 2010 ¡ Statement of Additional Information dated March 1, 2010

The following replaces the entries for Capital Growth, Focused Growth, Fundamental Equity, Growth, NT Growth, Select and Ultra in the table on pages 53-56.

Fund	Class	Percentage of Strategy Assets
Capital Growth	Investor, A, B, C and R
1.000% of first $2 billion
0.995% of next $2 billion
0.980% of next $2 billion
0.970% of next $2 billion
0.960% of next $2 billion
0.950% of next $2 billion
0.940% of next $2 billion
0.930% of next $2 billion
0.920% of next $2 billion
0.910% of next $2 billion
0.900% of next $5 billion
0.800% over $25 billion

Institutional
0.800% of first $2 billion
0.795% of next $2 billion
0.780% of next $2 billion
0.770% of next $2 billion
0.760% of next $2 billion
0.750% of next $2 billion
0.740% of next $2 billion
0.730% of next $2 billion
0.720% of next $2 billion
0.710% of next $2 billion
0.700% of next $5 billion
0.600% over $25 billion

Focused Growth	Investor, A, B, C and R
1.000% of first $2 billion
0.995% of next $2 billion
0.980% of next $2 billion
0.970% of next $2 billion
0.960% of next $2 billion
0.950% of next $2 billion
0.940% of next $2 billion
0.930% of next $2 billion
0.920% of next $2 billion
0.910% of next $2 billion
0.900% of next $5 billion
0.800% over $25 billion

	Institutional	0.800% of first $2 billion 0.795% of next $2 billion 0.780% of next $2 billion 0.770% of next $2 billion

0.760% of next $2 billion
0.750% of next $2 billion
0.740% of next $2 billion
0.730% of next $2 billion
0.720% of next $2 billion
0.710% of next $2 billion
0.700% of next $5 billion
0.600% over $25 billion

Fundamental Equity	Investor, A, B, C and R
1.000% of first $2 billion
0.995% of next $2 billion
0.980% of next $2 billion
0.970% of next $2 billion
0.960% of next $2 billion
0.950% of next $2 billion
0.940% of next $2 billion
0.930% of next $2 billion
0.920% of next $2 billion
0.910% of next $2 billion
0.900% of next $5 billion
0.800% over $25 billion

Institutional
0.800% of first $2 billion
0.795% of next $2 billion
0.780% of next $2 billion
0.770% of next $2 billion
0.760% of next $2 billion
0.750% of next $2 billion
0.740% of next $2 billion
0.730% of next $2 billion
0.720% of next $2 billion
0.710% of next $2 billion
0.700% of next $5 billion
0.600% over $25 billion

Growth	Investor, A, C, and R
1.000% of first $2 billion
0.995% of next $2 billion
0.980% of next $2 billion
0.970% of next $2 billion
0.960% of next $2 billion
0.950% of next $2 billion
0.940% of next $2 billion
0.930% of next $2 billion
0.920% of next $2 billion
0.910% of next $2 billion
0.900% of next $5 billion
0.800% over $25 billion

Institutional
0.800% of first $2 billion
0.795% of next $2 billion
0.780% of next $2 billion
0.770% of next $2 billion
0.760% of next $2 billion
0.750% of next $2 billion
0.740% of next $2 billion
0.730% of next $2 billion
0.720% of next $2 billion
0.710% of next $2 billion
0.700% of next $5 billion
0.600% over $25 billion

NT Growth	Institutional	0.800% of first $2 billion 0.795% of next $2 billion 0.780% of next $2 billion 0.770% of next $2 billion 0.760% of next $2 billion 0.750% of next $2 billion

0.740% of next $2 billion 0.730% of next $2 billion 0.720% of next $2 billion 0.710% of next $2 billion 0.700% of next $5 billion 0.600% over $25 billion
Select	Investor, A, B, C and R
1.000% of first $2 billion
0.995% of next $2 billion
0.980% of next $2 billion
0.970% of next $2 billion
0.960% of next $2 billion
0.950% of next $2 billion
0.940% of next $2 billion
0.930% of next $2 billion
0.920% of next $2 billion
0.910% of next $2 billion
0.900% of next $5 billion
0.800% over $25 billion

Institutional
0.800% of first $2 billion
0.795% of next $2 billion
0.780% of next $2 billion
0.770% of next $2 billion
0.760% of next $2 billion
0.750% of next $2 billion
0.740% of next $2 billion
0.730% of next $2 billion
0.720% of next $2 billion
0.710% of next $2 billion
0.700% of next $5 billion
0.600% over $25 billion

Ultra	Investor, A, B, C and R
1.000% of first $2 billion
0.995% of next $2 billion
0.980% of next $2 billion
0.970% of next $2 billion
0.960% of next $2 billion
0.950% of next $2 billion
0.940% of next $2 billion
0.930% of next $2 billion
0.920% of next $2 billion
0.910% of next $2 billion
0.900% of next $5 billion
0.800% over $25 billion

Institutional
0.800% of first $2 billion
0.795% of next $2 billion
0.780% of next $2 billion
0.770% of next $2 billion
0.760% of next $2 billion
0.750% of next $2 billion
0.740% of next $2 billion
0.730% of next $2 billion
0.720% of next $2 billion
0.710% of next $2 billion
0.700% of next $5 billion
0.600% over $25 billion

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

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